Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2017
Variable Interest Entities [Abstract]
Consolidated VIE assets and liabilities

The following table presents the classification and balances of the consolidated VIEs’ assets and liabilities in U.S. Cellular’s Consolidated Balance Sheet.

December 31,	2017	2016
(Dollars in millions)
Assets
Cash and cash equivalents	$3	$2
Accounts receivable	476	44
Other current assets	8	6
Assets held for sale	–	2
Licenses	655	652
Property, plant and equipment, net	99	105
Other assets and deferred charges	303	16
Total assets	$1,544	$827

Liabilities
Current liabilities	$39	$21
Deferred liabilities and credits	13	13
Total liabilities	$52	$34